Schedule of Commercial Loans - Construction Loan Portfolio Summary (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2021 USD ($) Integer		Dec. 31, 2020 USD ($) Integer
Financing Receivable, Past Due [Line Items]
Gross Amount Outstanding		$ 50,763		$ 50,449
Home Construction Loans [Member]
Financing Receivable, Past Due [Line Items]
Number of States | Integer		20		21
Number of Borrowers | Integer		66		67
Number of Loans | Integer		224		213
Value of Collateral	[1]	$ 98,935		$ 86,268
Commitment Amount		66,008		61,714
Gross Amount Outstanding		$ 43,106		$ 42,219
Loan to Value Ratio	[3]	67.00%	[2]	72.00%
Loan Fee		5.00%		5.00%

[1]	The value is determined by the appraised value.
[2]	Represents the weighted average loan to value ratio of the loans.
[3]	The loan to value ratio is calculated by taking the commitment amount and dividing by the appraised value.